Financial instruments - Summary of Fair Values by Fair Value Hierarchy Level of Certain Financial Instruments that are Measured at Amortized Cost (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Debt securities
Total assets	¥ 32,041,222	¥ 30,480,967
Liabilities
Long-term debt including the current portion	1,955,638	1,375,055
Total liabilities	24,752,900	23,283,718
Financial liabilities at amortised cost, category [member] | At fair value [member]
Liabilities
Long-term debt including the current portion	1,410,921	902,122
Total liabilities	1,410,921	902,122
Financial liabilities at amortised cost, category [member] | Carrying amount [member]
Liabilities
Long-term debt including the current portion	1,423,392	909,706
Total liabilities	1,423,392	909,706
Financial liabilities at amortised cost, category [member] | Level 2 [Member] | At fair value [member]
Liabilities
Long-term debt including the current portion	1,343,077	841,249
Total liabilities	1,343,077	841,249
Financial liabilities at amortised cost, category [member] | Level 3 [Member] | At fair value [member]
Liabilities
Long-term debt including the current portion	67,844	60,873
Total liabilities	67,844	60,873
Financial assets at amortised cost, category [member] | At fair value [member]
Assets
Housing Loans in the Banking Business	3,184,060	2,837,349
Debt securities
Total assets	3,602,738	3,205,108
Financial assets at amortised cost, category [member] | Carrying amount [member]
Assets
Housing Loans in the Banking Business	3,129,393	2,752,985
Debt securities
Total assets	3,551,418	3,111,223
Financial assets at amortised cost, category [member] | Level 2 [Member] | At fair value [member]
Debt securities
Total assets	93,352	97,474
Financial assets at amortised cost, category [member] | Level 3 [Member] | At fair value [member]
Assets
Housing Loans in the Banking Business	3,184,060	2,837,349
Debt securities
Total assets	3,509,386	3,107,634
Financial assets at amortised cost, category [member] | Japanese National Government Bonds [Member] | At fair value [member]
Debt securities
Debt instruments held	83,357	86,622
Financial assets at amortised cost, category [member] | Japanese National Government Bonds [Member] | Carrying amount [member]
Debt securities
Debt instruments held	79,550	75,634
Financial assets at amortised cost, category [member] | Japanese National Government Bonds [Member] | Level 2 [Member] | At fair value [member]
Debt securities
Debt instruments held	83,357	86,622
Financial assets at amortised cost, category [member] | Japanese local government bonds [Member] | At fair value [member]
Debt securities
Debt instruments held	1,803	1,963
Financial assets at amortised cost, category [member] | Japanese local government bonds [Member] | Carrying amount [member]
Debt securities
Debt instruments held	1,618	1,717
Financial assets at amortised cost, category [member] | Japanese local government bonds [Member] | Level 2 [Member] | At fair value [member]
Debt securities
Debt instruments held	1,803	1,963
Financial assets at amortised cost, category [member] | Japanese Corporate Bonds [Member] | At fair value [member]
Debt securities
Debt instruments held	3,337	3,727
Financial assets at amortised cost, category [member] | Japanese Corporate Bonds [Member] | Carrying amount [member]
Debt securities
Debt instruments held	3,483	3,583
Financial assets at amortised cost, category [member] | Japanese Corporate Bonds [Member] | Level 2 [Member] | At fair value [member]
Debt securities
Debt instruments held	3,337	3,727
Financial assets at amortised cost, category [member] | Foreign Corporate Bonds [Member] | At fair value [member]
Debt securities
Debt instruments held	4,814	5,121
Financial assets at amortised cost, category [member] | Foreign Corporate Bonds [Member] | Carrying amount [member]
Debt securities
Debt instruments held	4,796	5,047
Financial assets at amortised cost, category [member] | Foreign Corporate Bonds [Member] | Level 2 [Member] | At fair value [member]
Debt securities
Debt instruments held	4,814	5,121
Financial assets at amortised cost, category [member] | Securitized Products [Member] | At fair value [member]
Debt securities
Debt instruments held	324,153	269,376
Financial assets at amortised cost, category [member] | Securitized Products [Member] | Carrying amount [member]
Debt securities
Debt instruments held	331,354	271,308
Financial assets at amortised cost, category [member] | Securitized Products [Member] | Level 3 [Member] | At fair value [member]
Debt securities
Debt instruments held	324,153	269,376
Financial assets at amortised cost, category [member] | Other Debt Securities [Member] | At fair value [member]
Debt securities
Debt instruments held	1,214	950
Financial assets at amortised cost, category [member] | Other Debt Securities [Member] | Carrying amount [member]
Debt securities
Debt instruments held	1,224	949
Financial assets at amortised cost, category [member] | Other Debt Securities [Member] | Level 2 [Member] | At fair value [member]
Debt securities
Debt instruments held	41	41
Financial assets at amortised cost, category [member] | Other Debt Securities [Member] | Level 3 [Member] | At fair value [member]
Debt securities
Debt instruments held	¥ 1,173	¥ 909